Long-term debt - Credit facilities not subject to compromise (Details)	1 Months Ended
	Apr. 30, 2013 USD ($) tranche	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Debt outstanding		$ 8,701,000,000	$ 9,608,000,000
Secured Debt
Debt Instrument [Line Items]
Debt outstanding		5,581,000,000	6,450,000,000
Secured Debt | $360 facility (Asia Offshore Drilling)
Debt Instrument [Line Items]
Debt, face amount	$ 360,000,000	360,000,000
Number of tranches | tranche	3
Debt instrument term	5 years
Debt outstanding		210,000,000	$ 237,000,000
Debt covenant, collateral to outstanding loan value percentage (as percent)	120.00%
Secured Debt | $360 facility (Asia Offshore Drilling) | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)	2.75%
Secured Debt | Credit facility US$360 (Asia Offshore Drilling) AOD One
Debt Instrument [Line Items]
Debt collateral amount		210,000,000
Secured Debt | Credit facility US$360 (Asia Offshore Drilling) AOD Two
Debt Instrument [Line Items]
Debt collateral amount		201,000,000
Secured Debt | Credit facility US$360 (Asia Offshore Drilling) AOD Three
Debt Instrument [Line Items]
Debt collateral amount		$ 209,000,000
Tranche 1 | $360 facility (Asia Offshore Drilling)
Debt Instrument [Line Items]
Amount drawn from the facility	$ 120,000,000
Tranche 2 | $360 facility (Asia Offshore Drilling)
Debt Instrument [Line Items]
Amount drawn from the facility	120,000,000
Tranche 3 | $360 facility (Asia Offshore Drilling)
Debt Instrument [Line Items]
Amount drawn from the facility	$ 120,000,000